COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Rental Payment				$ 800		$ 2,100
Lease Expiration Date				Jun. 30, 2013
Operating Leases, Rent Expense		193,585	137,791	792,420	112,334
Loss Contingency, Estimated Recovery from Third Party	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000).	Rolalor and Labyrinth, be wound up in satisfaction of an alleged debt owed in the total amount of R4,082,636 (approximately $480,000). The Company intends to vigorously defend itself in this matter.
Accounts payable and accrued expenses		1,069,821		1,108,305	478,005
South African Restaurants [Member]
Lease Term		5 Years		5 Years
Operating Leases, Rent Expense		183,978	131,266	757,766	83,116
Accounts payable and accrued expenses				385,621
Hungary [Member]
Lease Term		10 Years		10 Years
Management [Member]
Operating Leases, Rent Expense		$ 9,607	$ 6,525	$ 34,654	$ 29,218